CRAWFORD DIVIDEND GROWTH FUND

Class I Shares
(CDGIX)

Supplement to the Prospectus dated April 30, 2010

Fund Expenses

Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund’s expense cap.  The advisor has contractually agreed to waive its management fee and reimburse certain operating expenses of the Fund, but only to the extent necessary so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees; any indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2012.  The advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, providing that the repayment can be made without exceeding the applicable expense limitation.  Prior to July 15, 2010, the advisor had contractually agreed to cap expenses at 1.00%.

The fee table and expense example currently found in the Summary Section of the prospectus under the heading “Fees and Expenses of the Fund” have been restated below to reflect the new, lower expense cap which will take effect on July 15, 2010.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution(12b-1) Fees	NONE
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.62%
Fee Waiver/Expense Reimbursement1	0.63%
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	0.99%

1Restated to reflect the new, lower expense cap effective July 15, 2010, pursuant to which the advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees; any indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2012.  This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class I shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s Class I operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year                     3 Years                     5 Years                       10 Years
   $101                        $384                         $759                          $1,812

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated April 30, 2010 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 431-1716.

Supplement dated July 9, 2010

CRAWFORD DIVIDEND GROWTH FUND

Class C Shares
(CDGCX)

Supplement to the Prospectus dated April 30, 2010

Fund Expenses

Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund’s expense cap.  The advisor has contractually agreed to waive its management fee and reimburse certain operating expenses of the Fund, but only to the extent necessary so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees; any indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2012.  The advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, providing that the repayment can be made without exceeding the applicable expense limitation.  Prior to July 15, 2010, the advisor had contractually agreed to cap expenses at 1.00%.

The fee table and expense example currently found in the Summary Section of the prospectus under the heading “Fees and Expenses of the Fund” have been restated below to reflect the new, lower expense cap which will take effect on July 15, 2010.

Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load)1	1.00%
Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution(12b-1) Fees	1.00%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.62%
Fee Waiver/Expense Reimbursement2	0.63%
Total Annual Fund Operating Expenses, After Fee Waiver /Expense Reimbursement	1.99%

1The Fund charges this fee on Class C shares redeemed within one year of purchase.

2 Restated to reflect the new, lower expense cap effective July 15, 2010, pursuant to which the advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees; any indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2012.  This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class C shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s Class C operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

               1 Year                     3 Years                       5 Years                      10 Years
Without contingent deferred
sales charge                                                                        $202                          $691                      $1,274                                $2,857

With contingent deferred
sales charge                                                                       $302                           $691                      $1,274                                $2,857

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated April 30, 2010 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (800) 431-1716.

Supplement dated July 9, 2010